FIFTH THIRD FUNDS

                       SUPPLEMENT DATED FEBRUARY 28, 2003
   TO THE SMALL CAP VALUE FUND INSTITUTIONAL SHARES PROSPECTUS, THE SMALL CAP
        VALUE FUND ADVISOR SHARES PROSPECTUS AND THE SMALL CAP VALUE FUND CLASS A, B AND C SHARES PROSPECTUS, EACH DATED FEBRUARY 28, 2003.

Institutional, Advisor, Class A, Class B and Class C shares of the Fifth Third Small Cap Value Fund are not being offered for sale at this time.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.








                                                                SUP-SCV-02/03